Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 677,378	$ 677,378	$ 457,292	$ 449,253	$ 522,870
Liabilities:
Short-term borrowings	102,980	102,980	98,801
Short-term borrowings from related parties	52,212	52,212	28,013
Noncontrolling interests subject to put provisions	540,980	540,980	410,491
Notional amount of foreign currency cash flow hedge derivatives	644,837	644,837	1,278,764
Notional amount of foreign currency derivative instruments not designated as hedging instruments	1,300,655	1,300,655		2,149,440
Notional amount of interest rate derivatives				2,650,000
Reclassification from accumulated OCI into earnings, time estimate	12 months	11,518
Amount of additional interest expense expected to be reclassified into earnings	18,734
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	41	41
Maximum remaining maturity of interest rate cash flow hedges		52
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	244,718	244,718	258,780
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,663,343	4,663,343	2,883,009
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	677,378	677,378	457,292
Accounts receivable	3,139,335	3,139,335	2,909,326
Long-term notes receivable			234,490
Liabilities:
Accounts Payable	703,487	703,487	652,649
Short-term borrowings	102,980	102,980	98,801
Short-term borrowings from related parties	52,212	52,212	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	1,052,530	1,052,530	1,147,209
Senior Credit Agreement	2,668,137	2,668,137	2,795,589
Senior Long Term Notes	244,718	244,718	258,780
Noncontrolling interests subject to put provisions	540,980	540,980	410,491
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	4,663,343	4,663,343	2,883,009
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	677,378	677,378	457,292
Accounts receivable	3,139,335	3,139,335	2,909,326
Long-term notes receivable			233,514
Liabilities:
Accounts Payable	703,487	703,487	652,649
Short-term borrowings	102,980	102,980	98,801
Short-term borrowings from related parties	52,212	52,212	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	1,052,530	1,052,530	1,147,209
Senior Credit Agreement	2,655,855	2,655,855	2,774,951
Noncontrolling interests subject to put provisions	540,980	540,980	410,491
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	4,852,192	4,852,192	2,989,307
Portion At Fair Value Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 249,956	$ 249,956	$ 265,655